Equity-Accounted Joint Ventures - Pan Union Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2025 lease	Dec. 31, 2024 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)					33.00%
Number of vessels		16		2	15
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		10			9
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%				20.00%
Number of vessels		4
Difference between carrying amount and book value | $			$ 7.6		$ 8.0
Pan Union Joint Venture | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%
Pan Union Joint Venture | LNG Carriers [Member] | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels		2
Pan Union Joint Venture | LNG Carriers [Member] | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels		2